S000012492 [Member] Expense Example - ACTIVE M INTERNATIONAL EQUITY FUND - ACTIVE M INTERNATIONAL EQUITY FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,158